Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 31,327	$ 34,382
Restricted cash		15,915
Accounts receivable, net	199,367	86,494
Other current assets	90,109	194,173
Inventory, net	85,243	102,782
Total current assets	406,046	433,746
NON-CURRENT ASSETS:
Property and equipment, net	144,865	248,316
Intangible asset, net	2,964,979	3,393,413
Goodwill	3,026,036	3,026,036
Total non-current assets	6,135,880	6,667,765
Total assets	6,541,926	7,101,511
CURRENT LIABILITIES:
Short term bank credit	55,845	92,230
Short-term loans		14,489
Trade payables	612,129	783,592
Employees and payroll accruals	750,872	680,290
Accrued expenses and other current liabilities	1,923,434	790,097
Convertible loans	6,567,411	3,899,516
Warrants presented at fair value	7,343,894	158,112
Total current liabilities	17,253,585	6,418,326
NON-CURRENT LIABILITIES:
Capital note	40,000	40,000
Convertible loans		291,474
Warrants presented at fair value	1,364,106	1,346,000
Israel National Authority for Technology and Innovation	755,980
Total non-current liabilities	2,160,086	1,677,474
Total liabilities	19,413,671	8,095,800
SHAREHOLDERS’ DEFICIT:
Ordinary shares of NIS 0.01 par value - Authorized: 1,200,000,000 and 200,000,000 as of December 31, 2020 and 2019, respectively; Issued and outstanding: 26,986,203 and 24,393,218 ordinary shares as of December 31, 2020 and 2019, respectively	73,403	65,842
Additional paid in capital	20,732,834	19,951,632
Treasury stocks	(122,482)
Accumulated deficit	(33,555,500)	(21,011,763)
Total shareholders’ deficit	(12,871,745)	(994,289)
Total liabilities and shareholders’ deficit	$ 6,541,926	$ 7,101,511